Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	23.17%
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 25,003	$ 50,007
Income Taxes Receivable, Current	25,003	25,004
Income Taxes Receivable, Noncurrent	0	25,003
Deferred Tax Assets, Gross, Total	4,874,439	3,556,689
Deferred Tax Assets, Operating Loss Carryforwards, Total	2,163,956	2,374,774
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	8,446,666
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	1,781,503
Deferred Tax Assets, Valuation Allowance, Total	4,759,862	3,348,645
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	4,137	15,847
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0	2,225
Income Tax Examination, Penalties and Interest Accrued, Total	26,535	22,397
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	35,661	$ 36,530
Decrease in Unrecognized Tax Benefits is Reasonably Possible	36,000
AOS Acquisition [Member]
Deferred Tax Assets, Gross, Total				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards, Total	$ 1,008,000			$ 4,455,525